Related party transactions (Detail Textuals) (Officer [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Officer [Member]
Expenses from related party transactions	$ 794	$ 642	$ 574
Accounts payable to related party		$ 59